Segment Information (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenue	$ 105,733	$ 119,839	$ 207,220	$ 238,119
Administrative fee revenue from affiliates	5,463	3,882	10,945	7,804
Interest expense and finance cost, net	(26,698)	(27,838)	(54,448)	(55,876)
Depreciation and amortization	(27,132)	(27,479)	(46,959)	(48,684)
Equity in net earnings of affiliated companies	3,424	17,968	16,376	31,880
Net (loss)/income attributable to Navios Holdings common stockholders	(26,416)	(24,813)	(33,881)	(51,491)
Total assets	3,001,695	2,985,184	3,001,695	2,985,184	$ 2,958,813
Goodwill	160,336	160,336	160,336	160,336	160,336
Capital expenditures	(27,657)	(6,964)	(108,044)	(11,202)
Investments in affiliates	388,772	371,405	388,772	371,405	381,746
Cash and cash equivalents	140,529	180,366	140,529	180,366	163,412	$ 247,556
Restricted cash	2,671	906	2,671	906	$ 13,480
Long-term debt (including current and non-current portion)	1,628,896	1,584,023	1,628,896	1,584,023
Drybulk Vessel Operations
Segment Reporting Information [Line Items]
Revenue	46,991	53,583	93,259	106,801
Administrative fee revenue from affiliates	5,463	3,882	10,945	7,804
Interest expense and finance cost, net	(20,869)	(21,103)	(42,415)	(42,328)
Depreciation and amortization	(20,745)	(20,888)	(33,898)	(35,626)
Equity in net earnings of affiliated companies	3,424	17,968	16,376	31,880
Net (loss)/income attributable to Navios Holdings common stockholders	(31,112)	(30,820)	(42,199)	(58,025)
Total assets	2,363,866	2,382,752	2,363,866	2,382,752
Goodwill	56,240	56,240	56,240	56,240
Capital expenditures	(80)	(480)	(60,213)	(2,276)
Investments in affiliates	388,772	371,405	388,772	371,405
Cash and cash equivalents	68,223	108,346	68,223	108,346
Restricted cash	2,671	906	2,671	906
Long-term debt (including current and non-current portion)	1,236,709	1,216,896	1,236,709	1,216,896
Logistics Business
Segment Reporting Information [Line Items]
Revenue	58,742	66,256	113,961	131,318
Administrative fee revenue from affiliates	0	0	0	0
Interest expense and finance cost, net	(5,829)	(6,735)	(12,033)	(13,548)
Depreciation and amortization	(6,387)	(6,591)	(13,061)	(13,058)
Equity in net earnings of affiliated companies	0	0	0	0
Net (loss)/income attributable to Navios Holdings common stockholders	4,696	6,007	8,318	6,534
Total assets	637,829	602,432	637,829	602,432
Goodwill	104,096	104,096	104,096	104,096
Capital expenditures	(27,577)	(6,484)	(47,831)	(8,926)
Investments in affiliates	0		0
Cash and cash equivalents	72,306	72,020	72,306	72,020
Restricted cash	0	0	0	0
Long-term debt (including current and non-current portion)	$ 392,187	$ 367,127	$ 392,187	$ 367,127